ACQUISITIONS OF CONSOLIDATED ENTITIES - Narrative (Details) $ in Millions	6 Months Ended
Jun. 30, 2019 USD ($)
Infrastructure | East-West Pipeline Limited (EWPL)
Disclosure of detailed information about business combination [line items]
Total consideration	$ 1,900
Revenue of combined entity as if combination occurred at beginning of period	179
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (6)
Percentage of interests acquired	100.00%
Private Equity | Healthscope
Disclosure of detailed information about business combination [line items]
Total consideration	$ 4,100
Goodwill recognised as of acquisition date	1,500
Revenue of combined entity as if combination occurred at beginning of period	663
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (73)
Percentage of interests acquired	100.00%
Private Equity | Clarios
Disclosure of detailed information about business combination [line items]
Total consideration	$ 12,800
Goodwill recognised as of acquisition date	1,700
Goodwill expected to be deductible for tax purposes	20
Revenue of combined entity as if combination occurred at beginning of period	3,842
Net income (loss) of combined entity as if combination occurred at beginning of period	$ (33)
Percentage of interests acquired	100.00%